Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 220,794	$ 548,484	$ 366,639	$ 330,411
Prepaid and other current assets	34,521	64,457
Total current assets	807,371	1,045,176
Total assets	1,547,965	1,585,212
Liabilities and shareholders' equity
Short-term bank loans	25,500	410,331
Total current liabilities	247,947	648,948
Long-term bank loans	344,500	0
Total liabilities	605,267	671,696
Shareholders' equity
Additional paid-in capital	96,004	92,066
Treasury shares (1,181 and 1,510 shares, respectively, as of December 31, 2013 and 2014)	(20,817)	(17,240)
Statutory reserves	9,367	9,367
Retained earnings	735,962	739,343
Accumulated other comprehensive income	68,802	71,733
Total Changyou.com Limited shareholders' equity	890,388	896,338
Total liabilities and shareholders' equity	1,547,965	1,585,212
Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	245	244
Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	825	825
Changyou.com Limited [Member]
Assets
Cash and cash equivalents	24,429	17,579	10,674	9,663
Prepaid and other current assets	2	20
Total current assets	24,431	17,599
Interests in subsidiaries and variable interest entities	1,236,882	1,232,687
Total assets	1,261,313	1,250,286
Liabilities and shareholders' equity
Short-term bank loans	25,500	353,331
Accrued liabilities	925	617
Total current liabilities	26,425	353,948
Long-term bank loans	344,500	0
Total liabilities	370,925	353,948
Shareholders' equity
Additional paid-in capital	96,004	92,066
Treasury shares (1,181 and 1,510 shares, respectively, as of December 31, 2013 and 2014)	(20,817)	(17,240)
Statutory reserves	9,367	9,367
Retained earnings	735,962	739,343
Accumulated other comprehensive income	68,802	71,733
Total Changyou.com Limited shareholders' equity	890,388	896,338
Total liabilities and shareholders' equity	1,261,313	1,250,286
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	245	244
Changyou.com Limited [Member] | Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	$ 825	$ 825